Investment Objectives and Goals - TappAlpha S&P 500 Growth & Daily Income ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TappAlpha S&P 500 Growth & Daily Income ETF
Objective [Heading]	New Investment Objective
Objective, Primary [Text Block]	The TappAlpha SPY Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500® Index.